Employee benefits (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure Of Employee Benefits [Abstract]
Gratuity payable	₨ 136,538		₨ 126,080
Compensated absences	55,866		51,319
Non-current provisions for employee benefits	₨ 192,404	$ 2,618	₨ 177,399